DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) Integer	Mar. 31, 2021 USD ($) Integer	Mar. 31, 2020 USD ($) Integer
IfrsStatementLineItems [Line Items]
Directors’ salaries	$ 707,385	$ 1,438,571	$ 122,101
Wages and salaries	323,186	121,702	229,347
Social security costs	84,449	9,543	68,740
Recruitment Costs	14,259	12,922
Total employee benefits expense	$ 1,129,279	$ 1,582,739	$ 420,188
Total number of employees | Integer	7	6	4
Research and development [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	2	1	1
Corporate and administration [member]
IfrsStatementLineItems [Line Items]
Total number of employees | Integer	5	5	3